Other operating income / (expense), net (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

	2023	2022	2021
Gain / (loss) from commodity derivative financial instrument	6,913	(6,842)	(15,990)
Gain / (loss) from disposal of other property items	4,747	3,718	(387)
Net gain / (loss) from fair value adjustment of investment property	10,620	(2,961)	(4,331)
Gain from disposal of farmland and other assets (Note 21)	6,334	—	—
Others	(3,024)	7,955	1,940
	25,590	1,870	(18,768)